Deposits - Summary of fair value and changes in fair value of structured note liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of Fair Value Measurements of Deposits designated at FVTPL [Abstract]
Deposits at fair value	$ 54,108	$ 35,845
Notional amount due at contractual maturity	56,300	42,973
Difference of fair value and amount due at contractual maturity	(2,192)	(7,128)
Change in fair value - gains (losses) recorded in the Consolidated Statement of Income	(4,815)	1,692
Change in fair value due to own credit risk recorded in OCI (before tax)	(841)	(379)
Cumulative change in fair value due to own credit risk recognized in AOCI (before tax)	$ 24	$ 865